Investments (Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 5,941,730
Due after one year through five years, amortized cost		7,193,285
Due after five years through ten years,amortized cost		2,381,395
Due after ten years, amortized cost		1,168,543
Total		16,684,953
Due in one year or less, amortized cost		1,100,032
Due after one year through five years, amortized cost		1,480,073
Due after five years through ten years, amortized cost		479,871
Due after ten years, amortized cost		757,384
Amortized cost, held-to-maturity securities		3,817,360	¥ 4,818,961
Due in one year or less, fair value		5,945,667
Due after one year through five years, fair value		7,209,817
Due after five years through ten years, fair value		2,376,092
Due after ten years, fair value		1,224,444
Total		16,756,020
Due in one year or less, fair value		1,102,730
Due after one year through five years, fair value		1,491,570
Due after five years through ten years, fair value		502,844
Due after ten years, fair value		749,574
Total		3,846,718	4,873,209
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		3,147,992
Due after one year through five years, amortized cost		5,538,724
Due after five years through ten years,amortized cost		1,569,796
Total		10,256,512
Due in one year or less, amortized cost		1,100,032
Due after one year through five years, amortized cost		1,480,073
Due after five years through ten years, amortized cost		479,871
Amortized cost, held-to-maturity securities		3,059,976	3,760,032
Due in one year or less, fair value		3,151,367
Due after one year through five years, fair value		5,549,293
Due after five years through ten years, fair value		1,562,226
Total		10,262,886
Due in one year or less, fair value		1,102,730
Due after one year through five years, fair value		1,491,570
Due after five years through ten years, fair value		502,844
Total		3,097,144	3,816,652
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		832,738
Total		832,738
Due after ten years, amortized cost		757,384
Amortized cost, held-to-maturity securities	[1]	757,384	1,058,929
Due after ten years, fair value		842,797
Total		842,797
Due after ten years, fair value		749,574
Total	[1]	749,574	¥ 1,056,557
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		41,307
Due after one year through five years, amortized cost		101,307
Due after five years through ten years,amortized cost		136,701
Due after ten years, amortized cost		549
Total		279,864
Due in one year or less, fair value		41,366
Due after one year through five years, fair value		102,326
Due after five years through ten years, fair value		140,138
Due after ten years, fair value		642
Total		284,472
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,065,881
Due after five years through ten years,amortized cost		82,508
Total		1,148,389
Due in one year or less, fair value		1,065,415
Due after five years through ten years, fair value		78,406
Total		1,143,821
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		757,093
Due after one year through five years, amortized cost		170,836
Due after five years through ten years,amortized cost		6,013
Total		933,942
Due in one year or less, fair value		757,094
Due after one year through five years, fair value		171,662
Due after five years through ten years, fair value		6,196
Total		934,952
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		142,879
Total		142,879
Due after ten years, fair value		144,159
Total		144,159
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		7,000
Due after one year through five years, amortized cost		116,633
Due after five years through ten years,amortized cost		99,472
Total		223,105
Due in one year or less, fair value		7,008
Due after one year through five years, fair value		116,641
Due after five years through ten years, fair value		100,266
Total		223,915
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		471,592
Due after one year through five years, amortized cost		866,455
Due after five years through ten years,amortized cost		431,097
Due after ten years, amortized cost		189,328
Total		1,958,472
Due in one year or less, fair value		472,047
Due after one year through five years, fair value		869,226
Due after five years through ten years, fair value		433,132
Due after ten years, fair value		233,827
Total		2,008,232
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		450,865
Due after one year through five years, amortized cost		399,330
Due after five years through ten years,amortized cost		55,808
Due after ten years, amortized cost		3,049
Total		909,052
Due in one year or less, fair value		451,370
Due after one year through five years, fair value		400,669
Due after five years through ten years, fair value		55,728
Due after ten years, fair value		3,019
Total		¥ 910,786

[1]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.